Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current:
Trade payables	$ 389	$ 406
Accrued expenses	481	522
Contract liabilities	901	840
Advances and deposits	42	66
Payables for property, plant and equipment and intangible assets	250	161
Other	123	97
Total	2,186	2,092
Non-current:
Payables for intangible assets	187	193
Contract liabilities	667	744
Other	136	85
Total	990	1,022
Deposits from customers	$ 22	$ 36